Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Borrowings and Debt Securities
Short-term borrowings	₩ 2,920,563	₩ 1,436,922
Current portion of long-term borrowings	1,463,703	677,982
Current portion of debt securities	9,652,986	8,565,301
Less : Current portion of discount on long-term borrowings	(2,048)	(1,723)
Less : Current portion of discount on debt securities	(5,370)	(3,677)
Current Borrowings and Debt Securities	14,029,834	10,674,805
Non-current Borrowings and Debt Securities
Long-term borrowings	2,278,481	3,018,898
Debt securities	64,385,784	56,188,234
Less : Discount on long-term borrowings	(12,857)	(14,899)
Less : Discount on debt securities	(152,760)	(143,823)
Add : Premium on debt securities	1,031	1,366
Non-current Borrowings and Debt Securities	66,499,679	59,049,776
Total	₩ 80,529,513	₩ 69,724,581